UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-30-2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $1,185,351 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACERGY S A                     SPONSORED ADR    00443E104     2135   345517 SH  SOLE         345517
ALLIANCE ONE INTL INC          COM              018772103    23641  6156400 SH  SOLE         6156400
AUDIOVOX CORP                  CL A             050757103     6569  1915086 SH  SOLE         1915086
BORDERS GROUP INC              COM              099709107      650  1031176 SH  SOLE         1031176
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110       92   573900 SH  SOLE         573900
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    55478  8495939 SH  SOLE         8495939
CAPITALSOURCE INC              COM              14055X102    36354 29798107 SH  SOLE         29798107
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2    95886 173157000PRN SOLE         173157000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    26805 48298000 PRN SOLE         48298000
COLUMBUS ACQUISITION CORP      *W EXP 05/18/201 198851115       15   750000 SH  SOLE         750000
DOMTAR CORP                    COM              257559104    38557 40585858 SH  SOLE         40585858
ENTERPRISE ACQUISITION CORP    *W EXP 11/07/201 29365R116       25  1250000 SH  SOLE         1250000
EXTERRAN HLDGS INC             COM              30225X103    78961  4928925 SH  SOLE         4928925
FACET BIOTECH CORP             SHS              30303Q103    41557  4374407 SH  SOLE         4374407
GHL ACQUISITION CORP           *W EXP 02/14/201 36172H116      225  1250000 SH  SOLE         1250000
GHL ACQUISITION CORP           COM              36172H108     1869   199462 SH  SOLE         199462
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      415  2963000 SH  SOLE         2963000
HORIZON LINES INC              COM              44044K101    11034  3641545 SH  SOLE         3641545
ISTAR FINL INC                 FRNT 10/0        45031UBF7    20549 67930000 PRN SOLE         67930000
ITURAN LOCATION AND CONTROL    SHS              M6158M104    13063  1721066 SH  SOLE         1721066
KBL HEALTHCARE ACQUIS CORP I   *W EXP 07/18/201 48241N115       16   235000 SH  SOLE         235000
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    83050  4162901 SH  SOLE         4162901
LINN ENERGY LLC                UNIT LTD LIAB    536020100    59600  4000000 SH  SOLE         4000000
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111        0   243900 SH  SOLE         243900
MEDIA & ENTMT HOLDINGS INC     *W EXP 03/09/201 58439W116        3   725000 SH  SOLE         725000
MULTIMEDIA GAMES INC           COM              625453105     5590  2600000 SH  SOLE         2600000
NEWS CORP                      CL A             65248E104   182050 27500000 SH  SOLE         27500000
NEWS CORP                      CL B             65248E203    41508  5390600 SH  SOLE         5390600
OMNOVA SOLUTIONS INC           COM              682129101     9431  5419850 SH  SOLE         5419850
OVERTURE ACQUISITION CORP      *W EXP 01/30/201 G6830P118       70  1000000 SH  SOLE         1000000
PDL BIOPHARMA INC              COM              69329Y104   110162 15559608 SH  SOLE         15559608
PRE PAID LEGAL SVCS INC        COM              740065107     1759    60592 SH  SOLE         60592
PROSPECT ACQUISITION CORP      *W EXP 11/14/201 74347T111      125  2500000 SH  SOLE         2500000
RHI ENTMT INC DEL              COM              74957T104     7449  4900551 SH  SOLE         4900551
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117      744  6200000 SH  SOLE         6200000
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/201 78470A112       79  1580700 SH  SOLE         1580700
SYNERON MEDICAL LTD            ORD SHS          M87245102    18304  3086619 SH  SOLE         3086619
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2    32318 41500000 PRN SOLE         41500000
THERAVANCE INC                 COM              88338T104   153574  9033741 SH  SOLE         9033741
TM ENTMT & MEDIA INC           *W EXP 10/17/201 87260T116       11   525000 SH  SOLE         525000
TREMISIS ENERGY ACQ CORP II    *W EXP 12/05/201 89472N119       39   325000 SH  SOLE         325000
VIASAT INC                     COM              92552V100    25589  1229057 SH  SOLE         1229057
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